Subsequent Events (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 29, 2014
Subsequent Event [Line Items]
Assets		$ 4,906,744	$ 4,533,190	$ 4,526,702
Integrity Bancshares, Inc. [Member]
Subsequent Event [Line Items]
Assets		860,000
Number of branches		8
Integrity Bancshares, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Price per share of Integrity common stock					$ 52.50
Shares of S&T issued per share of Integrity stock					2.0627
Value of transaction					$ 155,000
Minimum [Member] | Integrity Bancshares, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of Integrity common shares acquired in exchange for S&T common stock					80.00%
Maximum [Member] | Integrity Bancshares, Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of Integrity common shares acquired for cash					20.00%
Scenario, Forecast [Member] | Integrity Bancshares, Inc. [Member]
Subsequent Event [Line Items]
Period S&T intends to operate branches in markets served by Integrity	3 years